Segment, Product and Geographic Information - Segment revenues from customers in different geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 1,547,097	$ 887,282	$ 671,835
China [Member]
Disclosure of operating segments [line items]
Revenue	1,261,098	707,002	472,372
Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	219,106	123,180	129,257
Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	66,184	56,195	68,779
Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	709	905	1,427
Driver IC [Member]
Disclosure of operating segments [line items]
Revenue	1,361,442	756,522	544,727
Driver IC [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	1,149,442	643,527	421,729
Driver IC [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	167,728	88,001	90,971
Driver IC [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	44,272	24,964	31,861
Driver IC [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue		30	166
Non-driver products [Member]
Disclosure of operating segments [line items]
Revenue	185,655	130,760	127,108
Non-driver products [Member] | China [Member]
Disclosure of operating segments [line items]
Revenue	111,656	63,475	50,643
Non-driver products [Member] | Taiwan [Member]
Disclosure of operating segments [line items]
Revenue	51,378	35,179	38,286
Non-driver products [Member] | Other Asia Pacific (Philippines, Korea and Japan)
Disclosure of operating segments [line items]
Revenue	21,912	31,231	36,918
Non-driver products [Member] | Europe and America [Member]
Disclosure of operating segments [line items]
Revenue	$ 709	$ 875	$ 1,261